Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Revenues	$ 327,658	$ 273,626	$ 971,211	$ 814,556
Voyage expenses	(40,914)	(25,102)	(112,406)	(70,439)
Vessel operating (expenses) recoveries	(103,399)	(86,769)	(329,079)	(255,464)
Time-charter hire expenses	(13,144)	(20,677)	(39,335)	(61,940)
Depreciation and amortization	(91,523)	(75,304)	(281,267)	(224,317)
General and administrative	(15,416)	(19,870)	(51,092)	(47,866)
Gain on sale of vessel	350	(316,726)	(206,941)	(318,226)
Restructuring charge	(1,899)	(2,885)	(1,899)	(3,335)
Income (loss) from vessel operations	61,713	(273,707)	(50,808)	(167,031)
FPSO Segment
Segment Reporting Information [Line Items]
Gain on sale of vessel		(265,229)
FSO Segment
Segment Reporting Information [Line Items]
Gain on sale of vessel		0
UMS Segment
Segment Reporting Information [Line Items]
Gain on sale of vessel		0
Towage Segment
Segment Reporting Information [Line Items]
Gain on sale of vessel		0
Conventional Tanker Segment
Segment Reporting Information [Line Items]
Gain on sale of vessel		0
Operating Segments | FPSO Segment
Segment Reporting Information [Line Items]
Revenues	131,244	116,611	389,535	339,713
Voyage expenses	0	0	0	0
Vessel operating (expenses) recoveries	(51,662)	(40,816)	(162,381)	(110,988)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization	(36,662)	(36,497)	(108,675)	(109,496)
General and administrative	(8,206)	(11,004)	(25,537)	(25,904)
Gain on sale of vessel	0		(180,200)	(265,229)
Restructuring charge	(1,899)	0	(1,899)	(450)
Income (loss) from vessel operations	32,815	(236,935)	(89,157)	(172,354)
Operating Segments | Shuttle Tanker Segment
Segment Reporting Information [Line Items]
Revenues	144,298	135,549	430,201	404,746
Voyage expenses	(28,633)	(20,018)	(82,471)	(58,615)
Vessel operating (expenses) recoveries	(33,427)	(31,007)	(111,432)	(86,846)
Time-charter hire expenses	(9,469)	(16,415)	(27,348)	(48,500)
Depreciation and amortization	(37,703)	(31,049)	(118,905)	(91,711)
General and administrative	(5,132)	(6,060)	(17,887)	(12,709)
Gain on sale of vessel	350	(51,497)	(26,741)	(51,497)
Restructuring charge	0	0	0	0
Income (loss) from vessel operations	30,284	(20,497)	45,417	54,868
Operating Segments | FSO Segment
Segment Reporting Information [Line Items]
Revenues	32,586	10,205	99,823	32,492
Voyage expenses	(188)	(258)	(553)	(1,013)
Vessel operating (expenses) recoveries	(11,366)	(5,132)	(32,541)	(14,904)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization	(10,371)	(2,589)	(33,655)	(7,729)
General and administrative	(569)	(446)	(1,664)	(1,356)
Gain on sale of vessel	0		0	(1,500)
Restructuring charge	0	0	0	0
Income (loss) from vessel operations	10,092	1,780	31,410	5,990
Operating Segments | UMS Segment
Segment Reporting Information [Line Items]
Revenues	0	0	0	3,916
Voyage expenses	(8)	0	(43)	0
Vessel operating (expenses) recoveries	(572)	(4,509)	(2,977)	(28,327)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization	(1,653)	(1,640)	(4,959)	(4,907)
General and administrative	(299)	(1,019)	(2,728)	(4,183)
Gain on sale of vessel	0		0	0
Restructuring charge	0	(2,885)	0	(2,885)
Income (loss) from vessel operations	(2,532)	(10,053)	(10,707)	(36,386)
Operating Segments | Towage Segment
Segment Reporting Information [Line Items]
Revenues	14,954	11,431	38,075	26,558
Voyage expenses	(9,392)	(6,191)	(20,478)	(12,110)
Vessel operating (expenses) recoveries	(6,372)	(5,825)	(19,864)	(14,929)
Time-charter hire expenses	0	0	0	(925)
Depreciation and amortization	(5,134)	(4,111)	(15,177)	(11,056)
General and administrative	(1,120)	(1,251)	(3,006)	(3,444)
Gain on sale of vessel	0		0	0
Restructuring charge	0	0	0	0
Income (loss) from vessel operations	(7,064)	(5,947)	(20,450)	(15,906)
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Revenues	4,576	3,181	14,497	10,482
Voyage expenses	(2,693)	(45)	(9,043)	(111)
Vessel operating (expenses) recoveries	0	0	0	10
Time-charter hire expenses	(3,675)	(4,262)	(11,987)	(12,515)
Depreciation and amortization	0	0	0	0
General and administrative	(90)	(90)	(270)	(270)
Gain on sale of vessel	0		0	0
Restructuring charge	0	0	0	0
Income (loss) from vessel operations	(1,882)	(1,216)	(6,803)	(2,404)
Eliminations
Segment Reporting Information [Line Items]
Revenues	0	(3,351)	(920)	(3,351)
Voyage expenses	0	1,410	182	1,410
Vessel operating (expenses) recoveries	0	520	116	520
Time-charter hire expenses	0	0	0	0
Depreciation and amortization	0	582	104	582
General and administrative	0	0	0	0
Gain on sale of vessel	0	0	0	0
Restructuring charge	0	0	0	0
Income (loss) from vessel operations	$ 0	$ (839)	$ (518)	$ (839)